Variable Interest Entities ("VIEs") - Schedule of Variable Interest Entities- Hilli LLC Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Balance sheet
Current assets	$ 915,202	$ 815,564
Current liabilities	(591,923)	(545,780)
Hilli LLC | VIE debt
Balance sheet
Current assets	87,322	70,461
Non-current assets	1,124,103	1,212,922
Current liabilities	(336,935)	(342,480)
Non-current liabilities	$ (67,738)	$ (125,094)